UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-14583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Director of Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     May 15, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10904                     Henderson Group Plc

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $20,790 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BIOMED REALTY TRUST INC        COM              09063H107      690    36300 SH       SOLE                    36300        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102      770    11699 SH       SOLE                    11699        0        0
CBL & ASSOC PPTYS INC          COM              124830100      490    25789 SH       SOLE                    25789        0        0
CROWN CASTLE INTL CORP         COM              228227104      580    10866 SH       SOLE                    10866        0        0
CUBESMART                      COM              229663109      490    41500 SH       SOLE                    41500        0        0
DIGITAL RLTY TR INC            COM              253868103      890    12027 SH       SOLE                    12027        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      620    25353 SH       SOLE                    25353        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      510    10920 SH       SOLE                    10920        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     1330    21200 SH       SOLE                    21200        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200      360    40526 SH       SOLE                    40526        0        0
KIMCO RLTY CORP                COM              49446R109      930    48135 SH       SOLE                    48135        0        0
MACERICH CO                    COM              554382101      870    15060 SH       SOLE                    15060        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304      490    52400 SH       SOLE                    52400        0        0
MID-AMER APT CMNTYS INC        COM              59522J103      470     7026 SH       SOLE                     7026        0        0
NATIONAL RETAIL PPTYS INC      COM              637417106      560    20600 SH       SOLE                    20600        0        0
RAYONIER INC                   COM              754907103      760    17250 SH       SOLE                    17250        0        0
REGENCY CTRS CORP              COM              758849103      500    11250 SH       SOLE                    11250        0        0
RLJ LODGING TR                 COM              74965L101      440    23600 SH       SOLE                    23600        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106      520    31386 SH       SOLE                    31386        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     2270    15597 SH       SOLE                    15597        0        0
SL GREEN RLTY CORP             COM              78440X101     1150    14783 SH       SOLE                    14783        0        0
STAG INDL INC                  COM              85254J102      570    41015 SH       SOLE                    41015        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106      530    80859 SH       SOLE                    80859        0        0
UDR INC                        COM              902653104      760    28494 SH       SOLE                    28494        0        0
VENTAS INC                     COM              92276F100     1750    30601 SH       SOLE                    30601        0        0
VORNADO RLTY TR                SH BEN INT       929042109     1070    12700 SH       SOLE                    12700        0        0
WYNN RESORTS LTD               COM              983134107      420     3395 SH       SOLE                     3395        0        0